PROMISSORY NOTE FROM SHAREHOLDER	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 3 - PROMISSORY NOTE FROM SHAREHOLDER

The Company has an outstanding note payable provided by the major shareholder and sole officer and director which is unsecured and bears no interest. The note is payable upon demand. The outstanding balance under the note was $26 thousand and $23 thousand as of March 31, 2016 and December 31, 2015, respectively.

The Company has an outstanding note payable provided by the major shareholder and sole officer and director which is unsecured and bears no interest. The note is payable upon demand. The outstanding balance under the note was $23 thousand and $13 thousand as of December 31, 2015 and 2014, respectively.